Financial Instruments and Financial Risk Management - Schedule of Fixed and Market Price Contract (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) kJ MWh GJ $ / MWh $ / barrel $ / gigajoule bbl	Dec. 31, 2021 CAD ($) MWh kJ GJ $ / MWh $ / dekatherm $ / barrel $ / gigajoule bbl
Natural gas | Sales
Derivative
Notional volume (GJ) | kJ	244,060,786	259,750,059
Fair Value ($)	$ (54)	$ (8)
Natural gas | Sales | Minimum
Derivative
Fixed price | $ / gigajoule	1.75	1.75
Period (months)	1 month	1 month
Natural gas | Sales | Maximum
Derivative
Fixed price | $ / gigajoule	20.38	10.8
Period (months)	130 months	142 months
Natural gas | Purchases
Derivative
Notional volume (GJ) | kJ	521,045,852	606,923,548
Fair Value ($)	$ (169)	$ (102)
Natural gas | Purchases | Mountain Valley Pipeline
Derivative
Notional volume (GJ) | GJ	191,071,366
Natural gas | Purchases | Minimum
Derivative
Fixed price | $ / gigajoule	1.75	1.75
Period (months)	1 month	1 month
Natural gas | Purchases | Maximum
Derivative
Fixed price | $ / gigajoule	20.38	10.8
Period (months)	98 months	143 months
Natural gas | Swaps
Derivative
Notional volume (GJ) | kJ	147,565,012	201,266,412
Fair Value ($)	$ 20	$ 19
Natural gas | Swaps | Minimum
Derivative
Fixed price | $ / gigajoule	3.28	2.95
Period (months)	1 month	1 month
Natural gas | Swaps | Maximum
Derivative
Fixed price | $ / gigajoule	17.02	7.42
Period (months)	57 months	55 months
Crude oil and NGLs | Swaps
Derivative
Notional volume (Bbl) | bbl	1,597,173	864,000
Fair Value ($)	$ 4	$ (8)
Crude oil and NGLs | Swaps | Minimum
Derivative
Fixed price	44.19	41.18
Period (months)	1 month	1 month
Crude oil and NGLs | Swaps | Maximum
Derivative
Fixed price	120.45	97.12
Period (months)	12 months	12 months
Energy exports
Derivative
Notional volume (Bbl) | bbl	90,646
Energy exports | Propane and butane swaps
Derivative
Notional volume (Bbl) | bbl	89,433,941	38,860,780
Fair Value ($)	$ 27	$ 15
Energy exports | Minimum
Derivative
Period (months)	1 month
Energy exports | Minimum | Propane and butane swaps
Derivative
Fixed price | $ / barrel	4.8	5.2
Period (months)	1 month	1 month
Energy exports | Maximum
Derivative
Fixed price | $ / barrel	9.45
Period (months)	3 months
Energy exports | Maximum | Propane and butane swaps
Derivative
Fixed price | $ / barrel	118.69	115.54
Period (months)	12 months	15 months
NGL frac spread | Swaps | Propane
Derivative
Notional volume (Bbl) | bbl	1,075,194	2,099,243
Fair Value ($)	$ 5	$ (15)
NGL frac spread | Swaps | Butane swaps
Derivative
Notional volume (Bbl) | bbl		18,967
Fair Value ($)		$ (1)
NGL frac spread | Swaps | Crude oil swaps
Derivative
Notional volume (Bbl) | bbl	214,255
Notional volume (GJ) | kJ		369,495
Fair Value ($)	$ 1	$ (4)
NGL frac spread | Swaps | Gas purchase
Derivative
Notional volume (GJ)	6,139,191	11,873,390
Fair Value ($)	$ (9)	$ 1
NGL frac spread | Swaps | Minimum | Propane
Derivative
Fixed price | $ / barrel	48.94	33.14
Period (months)	1 month	1 month
NGL frac spread | Swaps | Minimum | Butane swaps
Derivative
Fixed price | $ / barrel		36.19
Period (months)		1 month
NGL frac spread | Swaps | Minimum | Crude oil swaps
Derivative
Fixed price	108.65	63.25
Period (months)	1 month	1 month
NGL frac spread | Swaps | Minimum | Gas purchase
Derivative
Fixed price	4.5	2.54
Period (months)	1 month	1 month
NGL frac spread | Swaps | Maximum | Propane
Derivative
Fixed price | $ / barrel	50.79	59.75
Period (months)	12 months	12 months
NGL frac spread | Swaps | Maximum | Butane swaps
Derivative
Fixed price | $ / barrel		36.20
Period (months)		3 months
NGL frac spread | Swaps | Maximum | Crude oil swaps
Derivative
Fixed price	113.88	89.86
Period (months)	12 months	12 months
NGL frac spread | Swaps | Maximum | Gas purchase
Derivative
Fixed price	4.98	3.89
Period (months)	12 months	12 months
Power | Sales
Derivative
Notional volume (GJ) | MWh	5,276,832	4,938,045
Fair Value ($)	$ (96)	$ (60)
Power | Sales | Minimum
Derivative
Fixed price | $ / MWh	37.18	27.19
Period (months)	1 month	1 month
Power | Sales | Maximum
Derivative
Fixed price | $ / MWh	167.07	93.94
Period (months)	42 months	42 months
Power | Purchases
Derivative
Notional volume (GJ) | MWh	6,341,582	6,393,003
Fair Value ($)	$ 99	$ 69
Power | Purchases | Minimum
Derivative
Fixed price | $ / MWh	37.18	27.19
Period (months)	1 month	1 month
Power | Purchases | Maximum
Derivative
Fixed price | $ / MWh	167.07	93.94
Period (months)	42 months	53 months
Power | Swaps
Derivative
Notional volume (GJ) | MWh	23,888,348	22,845,569
Fair Value ($)	$ (81)	$ (35)
Power | Swaps | Minimum
Derivative
Fixed price | $ / MWh	(10.86)	(8.13)
Period (months)	1 month	1 month
Power | Swaps | Maximum
Derivative
Fixed price | $ / MWh	185.54	86.84
Period (months)	41 months	41 months